Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS

In 2007, the Company made a loan to an officer of $200,000, with a maturity date of February 2014. Interest accrued at a rate of 6% per annum. The original terms called for interest only payments due quarterly over the term of the note; however, the Board of Directors subsequently deferred interest payments until the maturity date. The balance of the loan, including accrued interest, was $0 and $270,000 at December 31, 2013 and 2012, respectively.

In February 2013, the Company made a loan to an officer for $54,000 in connection with the exercise of 22,222 stock options. Interest accrued at a rate of 2.5% per annum with unpaid principal and interest due on August 5, 2014. The loan was secured by 22,222 shares of the Company’s common stock that are held by the officer. The balance of the loan, including accrued interest, was $0 at December 2013.

The Company recognized $8,000, $12,000 and $12,000 and in related party interest income during the years ended December 31, 2013, 2012, and 2011, respectively.